Note 14 - Commitments and Contingencies (Details)		12 Months Ended
	Apr. 18, 2014 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)
Office Space Leases [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Operating Leases Monthly Rent		$ 12,691
Operating Leases, Future Minimum Payments Due		$ 309,871
Operating Leases, Commitment Payable Period		2 years
Loss Contingency, Damages Sought, Value	$ 346,000
Number of Purchase Orders	2
Operating Leases, Future Minimum Payments Due			$ 271,796